Nov. 29, 2019

Supplement dated August 1, 2020, to the

Prospectus and Statement of Additional Information

dated November 29, 2019, regarding the

DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM

INVESTOR SHARES (DOMIX), CLASS A SHARES (DOMAX),

INSTITUTIONAL SHARES (DOMOX) AND CLASS Y SHARES (DOMYX)

NEW MANAGEMENT FEE SCHEDULE APPROVED

The Board of Trustees of the Domini Investment Trust (the “Board”) has approved a reduction in the aggregate management fees of the Domini Impact International Equity Fund (the “Fund”) effective August 1, 2020.

1.	Domini Impact International Equity Fund

a.	In the section titled “Fees and expenses of the Fund” on page 11 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following:

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share classes	Investor	Class A	Institutional	Class Y
Management fees[1]	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) fees	0.25%	0.25%	None	None
Other expenses	0.28%	0.46%[1]	0.13%	0.25%
Total annual Fund operating expenses[1]	1.38%	1.56%	0.98%	1.10%
Fee waivers and expense reimbursements	0.00%	-0.13%[1,2]	0.00%	0.00%
Total annual Fund operating expenses after fee waivers and expense reimbursements[1]	1.38%	1.43%	0.98%	1.10%

[1]	Restated to reflect current fees.
[2]
The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A shares to 1.43%. The Class A share agreement expires on November 30, 2020, absent an earlier modification by the Fund’s Board.

b.	In the section titled “Example” on page 11 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$141	$437	$755	$1,657
Class A	$614	$932	$1,273	$2,233
Institutional	$100	$312	$542	$1,201
Class Y	$112	$350	$606	$1,340

If you have any questions concerning this supplement, please contact Domini at 1-800-582-6757.